Exhibit 99.1

grant thornton llp 1717 Main Street, Suite 1800 Dallas, TX 75201	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

D 214 561 2300 F 214 561 2370
Board of Directors and Management of First Investors Financial Services Group, First Investors Auto Owner Trust 2021-2, Wells Fargo Securities, LLC and Capital One Securities, Inc.:
We have performed the procedures enumerated below, on certain information with respect to attributes of First Investors Financial Services Group’s (the “Company”) automobile receivables as of June 30, 2021 (the “Subject Matter”) related to First Investors Auto Trust 2021-2 (the “Issuer”) issuance of certain classes of Notes (the “Securitization Transaction”). The Company is responsible for the data file accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.
The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer, Wells Fargo Securities, LLC (“Wells Fargo”) and Capital One Securities, Inc. (“Capital One”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.
Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
The procedures we performed on the Automobile Receivables and our findings are as follows. For the purposes of our procedures, we assumed that differences of less than $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement.  For the purposes of our procedures above, we assumed any differences in the Characteristic “State” that are as a result of abbreviations or punctuation were considered in Agreement.
Unless otherwise indicated, the following are defined for the purposes of our procedures:

●
the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●
the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Due diligence agreed-upon procedures

otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

● the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include the Loan Agreement, Finance Agreement or Automobile Contract.

On July 21, 2021, the Company provided us with a computer readable data file (the “Data File”) containing certain characteristics of the automobile receivables (the "Automobile Receivables") included in the Securitization Transaction. We performed the procedures indicated below on the automobile receivables.
Wells Fargo, on behalf of the Company, selected 150 automobile receivables on a random basis and sent us information pertaining to those receivables in the Data File. For each of the automobile receivables listed on Appendix A, we performed comparisons for certain characteristics (as identified in Exhibit 1) to certain available source documents (the "Source Documents").

Exhibit 1 Characteristics:

	Characteristic	Data Tape Field
1	Loan number	CUSTOMER_NO
2	Original amount financed	ORIG_BAL
3	First payment date (scheduled)	FIRST_PAYMENT_DATE
4	Original term to maturity	ORIGINAL_TERM
5	Monthly payment	PAYMENT
6	Interest rate	INT_RATE
7	Vehicle type (new/used)	NEW_USED
8	State	ORIGINATION_STATE
9	Last 4 digits of the VIN	VIN

For Characteristics 1 through 9, we compared and agreed the information to the Source Documents. We noted no discrepancies between the Data File and the Source Documents.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the

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Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
●	Addressing the value of collateral securing any such assets being securitized
●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
●	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

●	Forming any conclusionS
●	Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
This report is intended solely for the information and use of the Company, the Issuer and Wells Fargo. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ Grant Thornton LLP

Dallas, Texas
August 5, 2021

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APPENDIX A

APPENDIX A
	File Date	Loan Number
1	6/30/2021	[Redacted]
2	6/30/2021	[Redacted]
3	6/30/2021	[Redacted]
4	6/30/2021	[Redacted]
5	6/30/2021	[Redacted]
6	6/30/2021	[Redacted]
7	6/30/2021	[Redacted]
8	6/30/2021	[Redacted]
9	6/30/2021	[Redacted]
10	6/30/2021	[Redacted]
11	6/30/2021	[Redacted]
12	6/30/2021	[Redacted]
13	6/30/2021	[Redacted]
14	6/30/2021	[Redacted]
15	6/30/2021	[Redacted]
16	6/30/2021	[Redacted]
17	6/30/2021	[Redacted]
18	6/30/2021	[Redacted]
19	6/30/2021	[Redacted]
20	6/30/2021	[Redacted]
21	6/30/2021	[Redacted]
22	6/30/2021	[Redacted]
23	6/30/2021	[Redacted]
24	6/30/2021	[Redacted]
25	6/30/2021	[Redacted]
26	6/30/2021	[Redacted]
27	6/30/2021	[Redacted]
28	6/30/2021	[Redacted]
29	6/30/2021	[Redacted]
30	6/30/2021	[Redacted]
31	6/30/2021	[Redacted]
32	6/30/2021	[Redacted]
33	6/30/2021	[Redacted]
34	6/30/2021	[Redacted]
35	6/30/2021	[Redacted]
36	6/30/2021	[Redacted]
37	6/30/2021	[Redacted]
38	6/30/2021	[Redacted]

APPENDIX A

APPENDIX A
	File Date	Loan Number
39	6/30/2021	[Redacted]
40	6/30/2021	[Redacted]
41	6/30/2021	[Redacted]
42	6/30/2021	[Redacted]
43	6/30/2021	[Redacted]
44	6/30/2021	[Redacted]
45	6/30/2021	[Redacted]
46	6/30/2021	[Redacted]
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48	6/30/2021	[Redacted]
49	6/30/2021	[Redacted]
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51	6/30/2021	[Redacted]
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72	6/30/2021	[Redacted]
73	6/30/2021	[Redacted]
74	6/30/2021	[Redacted]
75	6/30/2021	[Redacted]
76	6/30/2021	[Redacted]

APPENDIX A

APPENDIX A
	File Date	Loan Number
77	6/30/2021	[Redacted]
78	6/30/2021	[Redacted]
79	6/30/2021	[Redacted]
80	6/30/2021	[Redacted]
81	6/30/2021	[Redacted]
82	6/30/2021	[Redacted]
83	6/30/2021	[Redacted]
84	6/30/2021	[Redacted]
85	6/30/2021	[Redacted]
86	6/30/2021	[Redacted]
87	6/30/2021	[Redacted]
88	6/30/2021	[Redacted]
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90	6/30/2021	[Redacted]
91	6/30/2021	[Redacted]
92	6/30/2021	[Redacted]
93	6/30/2021	[Redacted]
94	6/30/2021	[Redacted]
95	6/30/2021	[Redacted]
96	6/30/2021	[Redacted]
97	6/30/2021	[Redacted]
98	6/30/2021	[Redacted]
99	6/30/2021	[Redacted]
100	6/30/2021	[Redacted]
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102	6/30/2021	[Redacted]
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110	6/30/2021	[Redacted]
111	6/30/2021	[Redacted]
112	6/30/2021	[Redacted]
113	6/30/2021	[Redacted]
114	6/30/2021	[Redacted]

APPENDIX A

APPENDIX A
	File Date	Loan Number
115	6/30/2021	[Redacted]
116	6/30/2021	[Redacted]
117	6/30/2021	[Redacted]
118	6/30/2021	[Redacted]
119	6/30/2021	[Redacted]
120	6/30/2021	[Redacted]
121	6/30/2021	[Redacted]
122	6/30/2021	[Redacted]
123	6/30/2021	[Redacted]
124	6/30/2021	[Redacted]
125	6/30/2021	[Redacted]
126	6/30/2021	[Redacted]
127	6/30/2021	[Redacted]
128	6/30/2021	[Redacted]
129	6/30/2021	[Redacted]
130	6/30/2021	[Redacted]
131	6/30/2021	[Redacted]
132	6/30/2021	[Redacted]
133	6/30/2021	[Redacted]
134	6/30/2021	[Redacted]
135	6/30/2021	[Redacted]
136	6/30/2021	[Redacted]
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150	6/30/2021	[Redacted]